Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash and cash equivalents [abstract]
Cash and bank balances	$ 43,933		$ 47,738
Short term deposits with banks	41,511		52,091
Total	$ 85,444	$ 99,829	$ 99,829	$ 69,803	$ 41,854